Share capital (Narrative) (Details)	1 Months Ended	12 Months Ended
	Jan. 18, 2017	Dec. 31, 2017 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013
Statement [Line Items]
Number of warrants, granted			5,000,000
Warrants, exercise price | $ / shares			$ 0.25
Warrant exercise description			These performance warrants have an exercise price of $0.25 per warrant, but are only exercisable if the share price of the Company exceeds $1.00 per share for ten consecutive trading days, with a minimum of 100,000 shares traded over the same period.
Fair value of warrants | $		$ 254,938	$ 254,938
Volatility, warrants			98.00%	98.00%
Risk-free interest rate, warrants			1.50%	1.50%
Expected life			2 years	2 years
Warrants expired, out of the money	5,000,000